Other Liabilities - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Other Liabilities [Line Items]
Restructuring costs	$ 12	$ 9
Construction Equipment Segment [Member]
Other Liabilities [Line Items]
Restructuring costs	8
Commercial Vehicles [Member]
Other Liabilities [Line Items]
Restructuring costs	$ 4